SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
	December 31,	December 31,	December 31,
	2015	2014	2013

Cash paid during the period for:
Interest	$10,216	$8,169	$11,053
Income taxes	$—	$—	$—